AXP(SM) Global
                                                                      Bond Fund
                                                         2000 SEMIANNUAL REPORT


AMERICAN
  EXPRESS(R)
 FUNDS

(icon of) compass


AXP Global Bond Fund seeks to provide
shareholders with high total return
through income and growth of capital.

                                                                   AMERICAN
                                                                      EXPRESS
                                                                  (R)

A Bounty of Bonds

In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. AXP Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.


CONTENTS
From the Chairman                         3
From the Portfolio Manager                3
Fund Facts                                5
The 10 Largest Holdings                   6
Financial Statements (Fund)               7
Notes to Financial Statements (Fund)     10
Financial Statements (Portfolio)         16
Notes to Financial Statements (Portfolio)19
Investments in Securities                24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Ray Goodner
Ray Goodner
Portfolio Manager

From the Portfolio Manager
Weak bond markets and falling foreign currencies made for a difficult six months for AXP Global Bond Fund. As a result, the Fund's Class A shares lost 4.50% (excluding the sales charge) during the first half of the fiscal year -- November 1999 through April 2000.

Concerned about the possibility of higher inflation, central banks in North America and Europe raised interest rates during the period, putting pressure on bond prices. (Rising interest rates depress bond prices, while declining rates inflate them.) In light of the trend, I kept a shorter-than-average duration in the portfolio, which mitigated the effect on the Fund's net asset value.
(Duration, a function of the average maturity of the bonds in the portfolio, affects the Fund's sensitivity to changes in interest rates. Generally, the longer the duration, the greater the sensitivity.)

CURRENCY COMPLICATIONS
Compounding the situation were sharp declines in virtually all major foreign currencies against the dollar during the final four months of the period, particularly the euro in Europe and the yen in Japan. (Falling local currencies reduce returns to U.S. investors.) To combat the effect, I maintained relatively small exposures to those markets and currencies, preferring to emphasize the U.S. market and dollar. As with the shorter duration, this strategy shielded the Fund from some of the negative effect.

Looking at the Fund's allocation, about 40%-50% of assets were in the U.S., chiefly Treasury and corporate bonds. Overall, these investments provided the best performance, largely because of a strong rally by Treasury bonds in 2000. The next biggest exposure, about 35%, was to Europe, mostly the United Kingdom, Scandinavia and Germany. Japan comprised between 5% and 10% of the investments, a reflection of the low yields available in that country. I also kept a very small exposure to emerging market bonds denominated in dollars. While their performance was mixed, Mexico, the largest holding, benefited from a credit rating upgrade.

As we head into the second half of the fiscal year, inflation is trending moderately higher around the world. And while central banks are likely to continue to raise interest rates, the bulk of their work, at least in the U.S., may be over. If so, major bond markets eventually will take comfort in that, which would be good for bond prices. Beyond that, more consistent economic growth in Europe and Japan, combined with a potentially weak U.S. stock market, could further benefit foreign bonds.

Ray Goodner

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                          $5.44
Oct. 31, 1999                                                           $5.87
Decrease                                                                $0.43

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                             $0.17
From capital gains                                                      $ --
Total distributions                                                     $0.17
Total return*                                                          -4.50%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                          $5.44
Oct. 31, 1999                                                           $5.87
Decrease                                                                $0.43

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                             $0.15
From capital gains                                                      $ --
Total distributions                                                     $0.15
Total return*                                                          -4.86%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                          $5.44
Oct. 31, 1999                                                           $5.87
Decrease                                                                $0.43

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                             $0.17
From capital gains                                                      $ --
Total distributions                                                     $0.17
Total return*                                                          -4.41%**

 *Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                 Percent                     Value
                             (of net assets)        (as of April 30, 2000)

 U.S. Treasury                      12.44%                 $80,738,729
7.50% 2016

 Govt of Italy                       5.03                   32,652,303
8.50% 2004

 Federal Republic of Germany         4.54                   29,480,872
7.50% 2004

 United Kingdom Treasury             4.30                   27,880,519
8.00% 2003

 U.S. Treasury                       4.21                   27,313,565
7.50% 2001

 Hellenic Republic                   3.27                   21,216,882
8.90% 2003

 Federal Republic of Germany         2.95                   19,125,680
6.50% 2027

 Federal Republic of Germany         2.76                   17,924,120
8.00% 2002

 Banco Nacional de Comercio Exterior 1.79                   11,603,250
7.25% 2004

 Govt of Canada                      1.70                   11,016,932
7.00% 2006

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here
make up 42.99% of net assets

(icon of) pie chart
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

Financial Statements
Statement of assets and liabilities
AXP Global Bond Fund

April 30, 2000 (Unaudited)

Assets
Investment in World Income Portfolio (Note 1)                              $648,340,920
                                                                           ------------

Liabilities
Dividends payable to shareholders                                             1,584,831
Capital shares payable                                                              220
Accrued distribution fee                                                          8,329
Accrued transfer agency fee                                                       3,478
Accrued administrative services fee                                                 997
Other accrued expenses                                                           49,986
Total liabilities                                                             1,647,841
                                                                              ---------
Net assets applicable to outstanding capital stock                         $646,693,079
                                                                           ============

Represented by
Capital stock-- $.01 par value (Note 1)                                    $  1,189,108
Additional paid-in capital                                                  730,450,048
Undistributed net investment income                                           2,281,389
Accumulated net realized gain (loss) (Note 5)                                (8,260,614)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies              (78,966,852)
                                                                            -----------
Total -- representing net assets applicable to outstanding capital stock  $ 646,693,079
                                                                            ============
Net assets applicable to outstanding shares:    Class A                    $460,914,548
                                                Class B                    $185,773,514
                                                Class Y                    $      5,017
Net asset value per share of outstanding capital stock:
                                                Class A shares  84,750,495 $       5.44
                                                Class B shares  34,159,382 $       5.44
                                                Class Y shares         923 $       5.44
                                                                ---------- ------------

See accompanying notes to financial statements.

Statement of operations
AXP Global Bond Fund
Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $    194,093
Interest                                                                     25,574,855
                                                                             ----------
Total income                                                                 25,768,948
                                                                             ----------
Expenses (Note 2):
Expenses allocated from World Income Portfolio                                2,935,723
Distribution fee
   Class A                                                                      664,183
   Class B                                                                    1,059,823
Transfer agency fee                                                             618,644
Incremental transfer agency fee
   Class A                                                                       48,830
   Class B                                                                       32,804
Service fee-- Class Y                                                                 2
Administrative services fees and expenses                                       205,057
Compensation of board members                                                     3,554
Printing and postage                                                             38,964
Registration fees                                                                33,391
Audit fees                                                                        3,875
Other                                                                             4,837
Total expenses                                                                5,649,687
   Earnings credits on cash balances (Note 2)                                   (27,376)
                                                                                -------
Total net expenses                                                            5,622,311
                                                                              ---------
Investment income (loss) -- net                                              20,146,637
                                                                             ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                     (7,212,711)
   Financial futures contracts                                                   91,827
   Foreign currency transactions                                               (987,713)
   Options contracts written                                                    804,679
                                                                                -------
Net realized gain (loss) on investments                                      (7,303,918)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (46,278,854)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (53,582,772)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations           $ (33,436,135)
                                                                          =============

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Global Bond Fund

                                                                     April 30, 2000    Oct. 31, 1999
                                                                    Six months ended    Year ended
                                                                      (Unaudited)

Operations and distributions
Investment income (loss)-- net                                      $  20,146,637      $  48,951,869
Net realized gain (loss) on investments                                (7,303,918)        (4,139,082)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (46,278,854)       (50,584,752)
                                                                      -----------        -----------
Net increase  (decrease)  in net assets  resulting  from  operations  (33,436,135)        (5,771,965)
                                                                      -----------         ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                         (16,249,256)       (29,946,339)
      Class B                                                          (5,678,250)        (9,380,167)
      Class Y                                                                (159)              (238)
   Net realized gain
      Class A                                                                --           (1,512,779)
      Class B                                                                --             (559,859)
      Class Y                                                                --                  (11)
                                                                                                 ---
Total distributions                                                   (21,927,665)       (41,399,393)
                                                                      -----------        -----------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                             37,894,843        102,506,438
   Class B shares                                                      18,163,737         58,324,003
   Class Y shares                                                            --                    2
Reinvestment of distributions at net asset value
   Class A shares                                                      12,605,688         24,745,015
   Class B shares                                                       5,201,547          9,214,165
   Class Y shares                                                             152                249
Payments for redemptions
   Class A shares                                                    (148,012,507)      (218,742,945)
   Class B shares (Note 2)                                            (56,897,025)       (82,378,224)
                                                                      -----------        -----------
Increase (decrease) in net assets from capital share transactions    (131,043,565)      (106,331,297)
                                                                     ------------       ------------
Total increase (decrease) in net assets                              (186,407,365)      (153,502,655)
Net assets at beginning of period                                     833,100,444        986,603,099
                                                                      -----------        -----------
Net assets at end of period                                          $646,693,079       $833,100,444
                                                                     ============       ============
Undistributed (excess of distributions over) net investment income   $  2,281,389       $  4,062,417
                                                                     ------------       ------------

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Global Bond Fund
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Income Portfolio
The Fund invests all of its assets in the World Income Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with high total return through income and growth of capital by investing primarily in debt securities of U.S. and foreign issuers.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2000 was 99.91%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.04% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $384,710 for Class A and $141,710 for Class B for the six months ended April 30, 2000.

During the six months ended April 30, 2000, the Fund's transfer agency fees were reduced by $27,376 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended April 30, 2000
                                         Class A        Class B     Class Y
Sold                                    6,670,340     3,191,805           --
Issued for reinvested distributions     2,218,864       916,377           27
Redeemed                              (26,067,325)  (10,027,289)          --
                                      -----------   -----------      ---------
Net increase (decrease)               (17,178,121)   (5,919,107)          27


                                                   Year ended Oct. 31, 1999
                                         Class A        Class B     Class Y
Sold                                   16,985,673     9,664,557            1
Issued for reinvested distributions     4,106,641     1,529,837           41
Redeemed                              (36,480,185)  (13,764,830)          --
                                      -----------   -----------      ---------
Net increase (decrease)               (15,387,871)   (2,570,436)          42


4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2000.

5. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund had a capital loss carryover of $831,811 as of Oct. 31, 1999, that will expire in 2007 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Oct. 31,

Per share income and capital changesa
                                                                  Class A

                                                 2000b     1999      1998       1997       1996

Net asset value, beginning of period             $5.87     $6.17     $6.26      $6.28      $6.11

Income from investment operations:

Net investment income (loss)                       .16       .33       .39        .35        .38

Net gains (losses) (both realized and unrealized) (.42)     (.36)     (.05)      (.05)       .18

Total from investment operations                  (.26)     (.03)      .34        .30        .56

Less distributions:

Dividends from net investment income              (.17)     (.26)     (.29)      (.28)      (.39)

Distributions from realized gains                   --      (.01)     (.14)      (.04)        --

Total distributions                               (.17)     (.27)     (.43)      (.32)      (.39)

Net asset value, end of period                   $5.44     $5.87     $6.17      $6.26      $6.28


 Ratios/supplemental data

Net assets, end of period (in millions)           $461      $598      $724       $748       $689

Ratio of expenses to average daily net assetsc   1.30%d    1.22%     1.16%      1.16%      1.20%

Ratio of net investment income (loss)
to average daily net assets                      5.63%d    5.49%     5.86%      5.74%      5.72%

Portfolio turnover rate
(excluding short-term securities)                  21%       48%       27%        55%        49%

Total returne                                   (4.50%)    (.35%)    5.52%      4.91%      8.96%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                      Class B                                       Class Y

                                           2000b   1999   1998   1997   1996           2000b   1999  1998   1997  1996c

Net asset value,  beginning of period      $5.87  $6.17   $6.26  $6.28  $6.11          $5.87  $6.17  $6.26  $6.30 $6.11
Income from investment operations:

Net investment income (loss)                 .14    .28     .33    .31    .33            .16    .34    .40    .35   .29

Net gains (losses)
(both  realized and unrealized)             (.42)  (.35)   (.04)  (.05)   .18           (.42)  (.36)  (.06)  (.06)  .20

Total from investment operations            (.28)  (.07)    .29    .26    .51           (.26)  (.02)   .34    .29   .49

Less distributions:

Dividends from net  investment income       (.15)  (.22)   (.24)  (.24)  (.34)          (.17)  (.27)  (.29)  (.29) (.30)

Distributions from realized gain              --   (.01)   (.14)    --     --             --   (.01)  (.14)    --    --

Excess distributions of realized gains        --     --      --   (.04)    --             --     --     --   (.04)   --

Total distributions                         (.15)  (.23)   (.38)  (.28)  (.34)          (.17)  (.28)  (.43)  (.33) (.30)

Net asset value, end of period             $5.44  $5.87   $6.17  $6.26  $6.28          $5.44  $5.87  $6.17  $6.26 $6.30


 Ratios/supplemental data

Net assets, end of period  (in millions)    $186   $235    $263   $231   $141            $--    $--    $--    $--   $--

Ratio of expenses to  average
daily net assetsd                          2.06%e 1.98%   1.92%  1.92%  1.96%          1.10%e 1.07%   .99%  1.01% 1.01%

Ratio of net investment
income  (loss) to average
daily net assets                           4.86%e 4.72%   5.11%  5.00%  4.96%          5.72%e 5.63%  6.10%  5.89% 6.06%

Portfolio turnover rate
(excluding short-term securities)            21%    48%     27%    55%    49%            21%    48%    27%    55%   49%

Total returnf                             (4.86%)(1.10%)  4.73%  4.12%  8.15%         (4.41%) (.19%) 5.62%  5.06% 7.35%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 2000 (Unaudited).
c Periods from Nov. 1, 1995 to Nov. 20, 1995 and from Dec. 4, 1995 to
  Oct. 31, 1996. From Nov. 20, 1995 to Dec. 4, 1995 there were no Class Y shares outstanding.
d Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

Financial Statements

Statement of assets and liabilities
World Income Portfolio

April 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $717,349,402)                                                  $638,747,478
Dividends and accrued interest receivable                                            17,604,144
Receivable for investment securities sold                                             3,542,250
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)    405,466
                                                                                        -------
Total assets                                                                        660,299,338

Liabilities
Disbursement in excess of cash on demand deposit
   (including foreign currency holdings of $121,861)                                    354,624
Payable for investment securities purchased                                          10,123,229
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)    615,319
Accrued investment management services fee                                               13,447
Other accrued expenses                                                                  104,169
Option contracts written, at value (premium received $119,600) (Note 6)                 146,250
Total liabilities                                                                    11,357,038
                                                                                     ----------
Net assets                                                                         $648,942,300
                                                                                   ============

See accompanying notes to financial statements.

Statement of operations
World Income Portfolio

Six months ended April 30, 2000 (Unaudited)

 Investment income
Income:
Dividends                                                                $      194,250
Interest                                                                     25,597,391
                                                                             ----------
Total income                                                                 25,791,641
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            2,792,431
Compensation of board members                                                     4,204
Custodian fees                                                                  127,604
Audit fees                                                                       11,625
Other                                                                             5,498
                                                                                  -----
Total expenses                                                                2,941,362
   Earnings credits on cash balances (Note 2)                                    (3,212)
                                                                                 ------
Total net expenses                                                            2,938,150
                                                                              ---------
Investment income (loss) -- net                                              22,853,491
                                                                             ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                            (7,218,781)
   Financial futures contracts                                                   91,912
   Foreign currency transactions                                               (986,974)
   Options contracts written (Note 6)                                           805,425
                                                                                -------
Net realized gain (loss) on investments                                      (7,308,418)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           (46,319,722)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (53,628,140)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $(30,774,649)
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
World Income Portfolio

                                                               April 30, 2000          Oct. 31, 1999
                                                               Six months ended         Year ended
                                                                 (Unaudited)

Operations
Investment income (loss) -- net                                 $   22,853,491       $   55,042,279
Net realized gain (loss) on investments                             (7,308,418)          (4,141,927)
Net change in unrealized appreciation (depreciation) on
 investments and on translation of assets and liabilities
 in foreign currencies                                             (46,319,722)         (50,620,083)
                                                                   -----------          -----------
Net increase (decrease) in net assets resulting from operations    (30,774,649)             280,269
Net contributions (withdrawals) from partners                     (155,587,203)        (153,354,231)
                                                                  ------------         ------------
Total increase (decrease) in net assets                           (186,361,852)        (153,073,962)
Net assets at beginning of period                                  835,304,152          988,378,114
                                                                   -----------          -----------
Net assets at end of period                                      $ 648,942,300        $ 835,304,152
                                                                 =============        =============

See accompanying notes to financial statements.

Notes to Financial Statements

World Income Portfolio
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 2000, the Portfolio's custodian fees were reduced by $3,212 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $145,740,989 and $241,911,735, respectively, for the six months ended April 30, 2000. For the same period, the portfolio turnover rate was 21%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $38,293 for the six months ended April 30, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. INTEREST RATE FUTURES CONTRACTS
As of April 30, 2000, investments in securities included securities valued at $4,797,193 that were pledged as collateral to cover initial margin deposits on 341 open sales contracts. The market value of the open sales contracts as of April 30, 2000 was $32,966,876 with a net unrealized loss of $513,692. See "Summary of significant accounting policies."

5. FOREIGN CURRENCY CONTRACTS
As of April 30, 2000, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date     Currency to      Currency to         Unrealized    Unrealized
                 be delivered     be received        appreciation   depreciation

May 8, 2000       9,710,300       10,000,000          $     --       615,319
                 U.S. Dollar  European Monetary Unit
May 15, 2000     40,000,000        4,607,976            141,608           --
               Swedish Krona      U.S. Dollar
May 25, 2000      5,000,000        7,898,350            113,741           --
                British Pound     U.S. Dollar
July 3, 2000      3,800,000        6,068,695            150,117     $     --
                British Pound     U.S. Dollar
Total                                                 $ 405,466     $615,319


6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                             Six months ended April 30, 2000

                                        Puts                        Calls

                              Contracts      Premium      Contracts    Premium
Balance Oct. 31 1999             --           $--            --            $--
Opened                           750       1,070,750        100        114,600
Closed                          (550)       (776,550)        --             --
Exercised                       (100)       (174,600)      (100)      (114,600)
Balance April 30, 2000           100        $119,600         --            $--

See "Summary of significant accounting policies."

Investments in Securities

World Income Portfolio
April 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.0%)(c)
Issuer                                        Coupon       Principal        Value(a)
                                               rate         amount

Australia (2.6%)
New South Wales Treasury
   (Australian Dollar)
      03-01-08                                 8.00%      12,300,000(d)      $7,689,052
Queensland Treasury
   (Australian Dollar) Local Govt Guaranty
      05-14-03                                 8.00       14,730,000          8,924,558
Total                                                                        16,613,610

Bermuda (0.1%)
Central Euro Media
   (European Monetary Unit) Sr Nts Series RG
      08-15-04                                 8.13        3,925,000            693,272

Brazil (0.8%)
Federal Republic of Brazil
   (U.S. Dollar)
      10-15-09                                14.50        5,000,000          5,287,500

Canada (4.7%)
Abitibi-Consolidated Finance
   (U.S. Dollar) Company
      08-01-09                                 7.88        7,900,000          7,598,173
Govt of Canada
   (Canadian Dollar)
      02-01-06                                 7.00       15,700,000         11,016,932
   (Japanese Yen)
      03-23-09                                 1.90      980,000,000          9,044,276
Province of Manitoba
   (U.S. Dollar) Series CK
      12-15-00                                 9.00        2,800,000          2,833,650
Total                                                                        30,493,031

Cayman Islands (1.9%)
PDVSA Finance
   (U.S. Dollar) Sr Nts
      02-15-10                                 9.75       10,000,000          9,649,999
Roil
   (U.S. Dollar)
      12-05-02                                12.78        3,150,000(d)       2,835,000
Total                                                                        12,484,999

China (1.8%)
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25        3,500,000          1,120,000
      06-15-07                                 9.50        8,750,000          2,625,000
People's Republic of China
   (U.S. Dollar)
      07-03-01                                 7.38        4,450,000          4,473,678
Zhuhai Highway
   (U.S. Dollar) Sub Nts
   07-01-08                                   11.50       11,350,000(d)       3,490,125
Total                                                                        11,708,803

Colombia (0.7%)
Republic of Colombia
   (U.S. Dollar)
      04-23-09                                 9.75        6,000,000          4,755,000

Denmark (2.1%)
Govt of Denmark
   (Danish Krone)
      11-15-00                                 9.00       40,000,000          4,977,987
      03-15-06                                 8.00       65,000,000          8,852,285
Total                                                                        13,830,272

France (1.8%)
France Telecom
   (European Monetary Unit) Cv
      11-29-04                                 4.13        2,950,000          2,889,688
Govt of France
   (European Monetary Unit)
      04-25-05                                 7.50        8,710,000          8,746,511
Total                                                                        11,636,199

Germany (11.7%)
Allgemeine Hypo Bank
   (European Monetary Unit)
      09-02-09                                 5.00       10,760,000          9,236,245
Federal Republic of Germany
   (European Monetary Unit)
      07-22-02                                 8.00       18,471,330         17,924,120
      11-11-04                                 7.50       29,600,000         29,480,872
      07-04-27                                 6.50       19,005,512         19,125,680
Total                                                                        75,766,917

Greece (3.3%)
Hellenic Republic
   (Greek Drachma)
      04-01-03                                 8.90    7,289,000,000         21,216,882

Indonesia (0.7%)
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
      07-01-07                                10.00        4,350,000          2,871,000
Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
      08-01-04                                10.00        2,450,000          1,641,500
Total                                                                         4,512,500

Italy (6.3%)
Govt of Italy
   (European Monetary Unit)
      01-01-04                                 8.50       32,321,533         32,652,303
      11-01-26                                 7.25        7,886,283          8,457,765
Total                                                                        41,110,068

Japan (0.9%)
Development Bank of Japan
   (Japanese Yen)
      09-20-01                                 6.50      449,000,000          4,512,534
Nippon Express
   (Japanese Yen) Cv Series 4
      03-31-04                                 1.00      120,000,000          1,182,277
Total                                                                         5,694,811

Mexico (3.3%)
Banco Nacional de Comercio Exterior
   (U.S. Dollar)
      02-02-04                                 7.25       12,150,000         11,603,250
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        2,115,569(d)       2,062,680
United Mexican States
   (British Pound) Medium-term Nts Series E
      05-30-02                                 8.75        5,000,000          7,822,933
Total                                                                        21,488,863

Netherlands (0.5%)
KPNQwest
   (European Monetary Unit) Sr Nts
      06-01-09                                 7.13        3,800,000          3,410,202

Norway (1.9%)
Govt of Norway
   (Norwegian Krone)
      11-30-04                                 5.75       60,000,000          6,527,276
      01-15-07                                 6.75       48,000,000          5,487,383
Total                                                                        12,014,659

Slovenia (1.3%)
Republic of Slovenia
   (European Monetary Unit)
      06-16-04                                 5.75       17,750,000          8,263,856

Supra-National (2.8%)
Inter-American Development Bank
   (Japanese Yen)
      07-08-09                                 1.90    1,035,000,000          9,641,931
World Bank
   (Japanese Yen)
      06-20-00                                 4.50      950,000,000          8,850,923
Total                                                                        18,492,854

Sweden (2.4%)
Govt of Sweden
   (Swedish Krona)
      02-09-05                                 6.00       44,500,000          5,090,301
      08-15-07                                 8.00       35,200,000          4,519,509
Paulson Enterprenad
   (Swedish Krona)
      12-15-00                                 4.75       56,560,000          6,261,544
Total                                                                        15,871,354

United Kingdom (5.8%)
Abbey Natl First Capital
   (U.S. Dollar) Sub Nts
      10-15-04                                 8.20        5,000,000          5,005,136
COLT Telecom Group
   (European Monetary Unit)
      07-31-08                                 7.63        6,400,000          2,840,836
Texon Intl
   (European Monetary Unit) Sr Nts
      02-01-08                                10.00        4,000,000          1,748,719
United Kingdom Treasury
   (British Pound)
      06-10-03                                 8.00       17,000,000         27,880,519
Total                                                                        37,475,210

United States (39.6%)
American Standard
   (U.S. Dollar) Company Guaranty
      06-01-06                                 7.13        7,450,000          6,697,624
Chesapeake
   (U.S. Dollar)
      05-01-03                                 9.88        1,000,000          1,012,460
CIT Holdings LLC
   (U.S. Dollar) Company Guaranty Series B
      02-16-05                                 6.88        8,000,000          7,655,480
Citicorp
   (European Monetary Unit)
      09-19-09                                 6.25       10,800,000          4,942,654
Cleveland Electric Illuminating
   (U.S. Dollar) 1st Mtge Series B
      05-15-05                                 9.50        3,000,000          3,055,884
Conseco
   (U.S. Dollar) Medium-term Nts Series B
      06-21-01                                 7.60       10,000,000          6,550,000
Executive Risk Capital
   (U.S. Dollar) Company Guaranty Series B
      02-01-27                                 8.68        3,500,000          3,417,222
Federal Natl Mtge Assn
   (U.S. Dollar)
      08-15-04                                 6.50        5,000,000          4,857,885
      04-01-15                                 7.50       10,000,000          9,940,625
      02-01-27                                 7.50        2,237,479          2,195,526
      11-01-29                                 7.00        9,898,536          9,468,544
Ford Motor Credit
   (Japanese Yen)
      02-07-05                                 1.20    1,000,000,000          9,180,202
General Motors
   (U.S. Dollar)
      07-15-01                                 9.13        2,000,000          2,038,762
Intl Paper
   (European Monetary Unit)
      08-11-00                                 5.38        7,000,000          6,059,973
Nationwide CSN Trust
   (U.S. Dollar)
      02-15-25                                 9.88        7,000,000(d)       7,452,115
New York Life Insurance
   (U.S. Dollar)
      12-15-23                                 7.50        7,000,000(d)       6,158,089
Overseas Private Investment
   (U.S. Dollar) U.S. Govt Guaranty Series 1996A
      01-15-09                                 6.99        7,083,308          6,916,566
PDV America
   (U.S. Dollar) Sr Nts
      08-01-03                                 7.88        3,500,000          3,277,425
Phillips Petroleum
   (U.S. Dollar)
      04-15-23                                 7.92        3,115,000          2,828,448
Questar Pipeline
   (U.S. Dollar)
      06-01-21                                 9.38        1,000,000          1,024,502
Salomon Smith Barney Holdings
   (U.S Dollar)
      01-15-03                                 6.13       10,400,000         10,062,206
Southern California Gas
   (U.S. Dollar) 1st Mtge Series BB
      03-01-23                                 7.38%        $900,000           $818,793
Target
   (U.S. Dollar)
      12-01-22                                 8.50        3,265,000          3,273,750
TXU Electric Capital
   (U.S. Dollar) Company Guaranty
      01-30-37                                 8.18        6,150,000          5,601,026
U S WEST Communications
   (U.S. Dollar)
      11-10-26                                 7.20        6,000,000          5,262,170
U.S. Treasury
   (U.S. Dollar)
      11-15-01                                 7.50       27,000,000         27,313,565
      11-15-16                                 7.50       71,950,000(e)      80,738,729
   (U.S. Dollar) TIPS
      01-15-07                                 3.38       10,000,000(b)      10,313,310
USX
   (U.S. Dollar)
      03-01-08                                 6.85        4,775,000          4,360,941
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                 8.38        4,550,000(d)       4,289,381
Total                                                                       256,763,857

Total bonds
(Cost: $708,184,073)                                                       $629,584,719


Other (--%)
Issuer                                                       Shares             Value(a)

Mexico
Mexico Value
   Rights                                                   1,000(f)              $--

Total other
(Cost: $--)                                                                       $--

Short-term securities (1.4%)(g)
Issuer                                    Annualized          Amount           Value(a)
                                         yield on date       payable at
                                          of purchase         maturity

U.S. government agencies
Federal Home Loan Bank Disc Nts
   05-12-00                                    5.81%      $1,300,000         $1,296,972
   05-19-00                                    5.89        1,100,000          1,096,110
   06-02-00                                    6.01          600,000            596,512
   06-16-00                                    6.02        1,300,000          1,289,090
Federal Home Loan Mtge Corp Disc Nts
   05-09-00                                    5.87        4,000,000          3,992,837
   06-22-00                                    6.07          900,000            891,238

Total short-term securities
(Cost: $9,165,329)                                                           $9,162,759

Total investments in securities
(Cost: $717,349,402)(h)                                                    $638,747,478


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                          Notional amount

Sale contracts
U.S. Treasury Bonds, June 2000                              $24,100,000
U.S. Treasury Notes, June 2000, 10 year                      10,000,000

(f) Negligible market value.

(g) At April 30, 2000, cash or short-term securities were designed to cover open put options written as follows:

Issuer                              Contracts  Exercise  Expiration    Value(a)
                                                Price        date

U.S. Treasury Notes Futures, June 2000  100      $94      May 2000     $146,250

(h) At April 30, 2000, the cost of securities for federal income tax purposes was approximately $717,349,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $1,686,000
Unrealized depreciation                                        (80,288,000)
                                                               -----------
Net unrealized depreciation                                   $(78,602,000)

American
 Express(R)
Funds

AXP Global Bond Fund
200 AXP Financial Center
Minneapolis, MN  55474

Ticker Symbol
Class A: IGBFX    Class B: IGLOX     Class Y: N/A

           PRSRT STD AUTO
            U.S. POSTAGE
               PAID
             AMERICAN
              EXPRESS

AMERICAN
 EXPRESS

S-6339 M (6/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.